Deferred revenue and customer advances (Tables)	6 Months Ended
Sep. 30, 2020
Schedule of deferred revenue and customer advances

	As of	As of
	March 31, 2020	September 30, 2020

	(in millions of RMB)
Deferred revenue	23,195	25,939
Customer advances	17,168	22,161
	40,363	48,100
Less: current portion	(38,338)	(45,905)
Non-current portion	2,025	2,195